Stock Incentive Plan (Details) - Schedule of operations and comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of operations and comprehensive loss [Abstract]
Research and development	$ 4,434	$ 3,605
Sales and marketing	509	414
General and administrative	1,379	1,878
Total	$ 6,322	$ 5,897